Finance receivables (Details 1)	Jun. 30, 2024 USD ($)
Finance receivables
Minimum payments receivable	$ 6,605,516
Unearned income	(129,312)
Net investment	6,476,204
Allowance for credit losses	0
Finance receivables, net	$ 6,476,204